RESTRICTED STOCK UNITS (Details)			1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 24, 2016 $ / shares shares	Aug. 01, 2016 shares	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 company shares	Jan. 31, 2013	Sep. 30, 2010	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) company $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Sep. 23, 2016 $ / shares	Sep. 22, 2016 $ / shares	Aug. 31, 2016 shares	Aug. 01, 2016 $ / shares shares	Feb. 22, 2016 $ / shares	Feb. 21, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Sep. 18, 2015 $ / shares	Sep. 17, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Sep. 27, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved																								160,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSUs fair values | $ / shares																			$ 5.35			$ 22.65	$ 45.95
RSUs fair value granted | $ / shares										$ 21.50	$ 47.40
RSUs fair value settled | $ / shares									$ 3.64	$ 22.20	$ 46.60
Shares issued								22,026
Reverse stock split		0.2
Value of shares paid | $			$ 464,630
RSU share settlement (Percent)			50.00%
RSU cash settlement (Percent)			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based payment award, award vesting period						1/3
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.05											$ 0.05	$ 0.05	$ 0.05		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate				33.33%	33.33%					33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSUs granted				11,022						9,841
Shares issued			9,898
Number Of Management Companies That Received Award | company				2						2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years						3 years
Restricted Stock Units Granted to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU outstanding, beginning balance				17,632			11,744		11,744	14,916	17,632
RSU settled							11,744			8,092	8,227
RSUs granted										4,920	5,511
RSU outstanding, ending balance								11,744	0	11,744	14,916
RSU outstanding, ending balance				17,632			11,744	11,744	11,744	14,916	17,632	0							11,744			14,916	17,632
Restricted Stock Units Granted to Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU outstanding, beginning balance				17,632			11,744		11,744	14,916	17,632
RSU settled							0			8,093	8,227
RSUs granted										4,921	5,511
RSU outstanding, ending balance								11,744	0	11,744	14,916
RSU outstanding, ending balance				17,632			11,744	11,744	11,744	14,916	17,632	0							11,744			14,916	17,632
Restricted Stock Units Granted Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU outstanding, beginning balance				35,263			23,488		23,488	29,832	35,263
RSU settled							11,744			16,185	16,454
RSUs granted										9,841	11,022
RSU outstanding, ending balance		117,440						23,488	0	23,488	29,832
RSU outstanding, ending balance		117,440		35,263			23,488	23,488	23,488	29,832	35,263	0			23,488	117,440			23,488			29,832	35,263
Restricted Stock Units Forfeited by Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU settled							0
Restricted Stock Units Forfeited by Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU settled							11,744
Restricted Stock Units Forfeited Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU settled							11,744
Restricted Stock Units Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit (income) expense | $							$ 0			$ 0	$ 200,000
Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Stock Issued During Period, Shares, Share-based Compensation, Gross	19,954